Net loss per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss		$ 2,264,027	$ 2,273,700
Denominator:
Weighted average shares – denominator for basic net loss per share	[1]	7,938,525	7,071,018
Net loss per share Basic		$ 0.29	$ 0.32

[1]	after deduction of the weighted number of shares resulting from the purchase of treasury shares